Segment Information (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Total net book value of long-lived assets	$ 409,489	$ 427,860
Total net book value of intangible assets	63,551	67,074
Goodwill	104,096	104,096
Deposits for vessels, port terminals and other fixed assets	136,891	44,254
Barge/Cabotage Business Segment
Total net book value of intangible assets	20,561	23,378
Vessels, including constructions in progress
Total net book value of long-lived assets	341,496	354,570
Cabotage Business Segment
Goodwill	41,086	41,086
Barge Business Segment
Goodwill	40,868	40,868
Port Terminal Business Segment, including constructions in progress
Total net book value of long-lived assets	202,568	114,272
Total net book value of intangible assets	42,990	43,696
Goodwill	$ 22,142	$ 22,142
Oceangoing product tanker vessels
Number of vessels	6
Self-propelled barges
Number of vessels	2
Bunker Vessel
Number of vessels	1